UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Luxor Capital Group, LP

Address:   1114 Avenue of the Americas, 29th Floor
           New York, New York 10036


Form 13F File Number: 028-11212


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Norris Nissim
Title:  General Counsel
Phone:  (212) 763-8000

Signature,  Place,  and  Date  of  Signing:

/s/ Norris Nissim                  New York, New York                 5/15/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              36

Form 13F Information Table Value Total:  $    5,227,936
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

         COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
--------------------------- -------------- --------- --------- ------------------- ---------- -------- ----------------------
                                                       VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
      NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
--------------------------- -------------- --------- --------- ---------- --- ---- ---------- -------- ---------- ------ ----
ADOBE SYS INC               COM            00724F101   103,690  2,383,138 SH       SOLE                 2,383,138      -    -
AMC NETWORKS INC            CL A           00164V103    66,678  1,055,367 SH       SOLE                 1,055,367      -    -
AMERICAN RLTY CAP PPTYS INC COM            02917T104    60,138  4,096,585 SH       SOLE                 4,096,585      -    -
AVALONBAY CMNTYS INC        COM            053484101    82,744    653,223 SH       SOLE                   653,223      -    -
CAPITAL BK FINL CORP CL A   COM            139794101     4,599    268,033 SH       SOLE                   268,033      -    -
CARDERO RES CORP            COM            14140U105     2,956 10,198,173 SH       SOLE                10,198,173      -    -
CEMEX SAB DE CV             SPON ADR NEW   151290889    15,821  1,295,777 SH       SOLE                 1,295,777      -    -
COMMONWEALTH REIT           COM SH BEN INT 203233101   125,148  5,577,015 SH       SOLE                 5,577,015      -    -
E TRADE FINANCIAL CORP      COM NEW        269246401     1,555    145,200 SH  CALL SOLE                   145,200      -    -
EQUITY RESIDENTIAL          SH BEN INT     29476L107    83,784  1,521,692 SH       SOLE                 1,521,692      -    -
INTEROIL CORP               COM            460951106    29,911    393,000 SH       SOLE                   393,000      -    -
ISHARES TR                  RUSSELL 2000   464287655   242,685  2,570,000 SH  PUT  SOLE                 2,570,000      -    -
PENNEY J C INC              COM            708160106    68,022  4,501,800 SH  CALL SOLE                 4,501,800      -    -
JOURNAL COMMUNICATIONS INC  CL A           481130102    14,014  2,085,468 SH       SOLE                 2,085,468      -    -
LAMAR ADVERTISING CO        CL A           512815101   156,915  3,228,042 SH       SOLE                 3,228,042      -    -
MADISON SQUARE GARDEN CO    CL A           55826P100   338,745  5,880,990 SH       SOLE                 5,880,990      -    -
MELCO CROWN ENTMT LTD       ADR            585464100   144,528  6,192,282 SH       SOLE                 6,192,282      -    -
MICHAEL KORS HLDGS LTD      SHS            G60754101    51,562    907,938 SH       SOLE                   907,938      -    -
NEWS CORP                   CL B           65248E203     7,833    254,656 SH       SOLE                   254,656      -    -
NEWS CORP                   CL A           65248E104   535,189 17,535,678 SH       SOLE                17,535,678      -    -
NEWS CORP                   CL A           65248E104   136,635  4,476,900 SH  CALL SOLE                 4,476,900      -    -
NORDION INC                 COM            65563C105    47,054  7,118,576 SH       SOLE                 7,118,576      -    -
OCWEN FINL CORP             COM NEW        675746309    21,724    572,891 SH       SOLE                   572,891      -    -
PENN NATL GAMING INC        COM            707569109   155,457  2,856,099 SH       SOLE                 2,856,099      -    -
PVH CORP                    COM            693656100     3,682     34,474 SH       SOLE                    34,474      -    -
RACKSPACE HOSTING INC       COM            750086100    25,154    498,300 SH  PUT  SOLE                   498,300      -    -
REALTY INCOME CORP          COM            756109104   122,261  2,695,932 SH       SOLE                 2,695,932      -    -
TIGER MEDIA INC             SHS            G88685105     1,390  1,208,793 SH       SOLE                 1,208,793      -    -
SELECT INCOME REIT          COM SH BEN INT 81618T100     2,645    100,000 SH       SOLE                   100,000      -    -
SPDR SERIES TRUST           S&P HOMEBUILD  78464A888    85,070  2,830,000 SH  PUT  SOLE                 2,830,000      -    -
SPECTRUM BRANDS HLDGS INC   COM            84763R101    93,971  1,660,552 SH       SOLE                 1,660,552      -    -
SPDR S&P 500 ETF TR         TR UNIT        78462F103   626,680  4,000,000 SH  CALL SOLE                 4,000,000      -    -
SPDR S&P 500 ETF TR         TR UNIT        78462F103 1,607,043 10,257,500 SH  PUT  SOLE                10,257,500      -    -
TELEPHONE & DATA SYS INC    COM NEW        879433829     5,844    277,347 SH       SOLE                   277,347      -    -
TIM HORTONS INC             COM            88706M103   153,517  2,826,165 SH       SOLE                 2,826,165      -    -
TIM HORTONS INC             COM            88706M103     3,292     60,600 SH  CALL SOLE                    60,600      -    -


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